QUARTERLY FINANCIAL DATA - (UNAUDITED)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA - (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table summarizes quarterly financial data for the years ended December 31, 2016 and 2015 (in thousands, except per unit amounts).

	2016 Quarter Ended (a)
	March 31	June 30	September 30	December 31
Total revenue	$36,549	$40,659	$48,433	$61,694
Income from operations	26,044	23,510	25,763	35,505
Net income	18,815	15,876	18,067	27,631
Net income attributable to PBF Logistics LP unitholders	19,094	16,254	20,874	24,738
Net income per limited partner unit: (b)
Common (basic)	$0.53	$0.41	$0.50	$0.57
Common (diluted)	$0.53	$0.41	$0.50	$0.57
Subordinated - PBF LLC (basic and diluted)	$0.53	$0.41	$0.50	$0.57

	2015 Quarter Ended (a)
	March 31	June 30	September 30	December 31
Total revenue	$32,846	$34,868	$37,082	$37,306
Income from operations	19,368	24,192	27,113	24,186
Net income	17,413	19,262	19,933	16,997
Net income attributable to PBF Logistics LP unitholders	16,709	19,583	20,283	17,273
Net income per limited partner unit: (b)
Common (basic)	$0.51	$0.58	$0.59	$0.50
Common (diluted)	$0.51	$0.58	$0.59	$0.50
Subordinated - PBF LLC (basic and diluted)	$0.51	$0.58	$0.59	$0.50

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(a)	The information presented has been retrospectively adjusted to include the historical results of the Paulsboro Natural Gas Pipeline.

(b)
Net loss attributable to the Paulsboro Natural Gas Pipeline prior to the effective date was allocated entirely to PBF GP as if only PBF GP had rights to that net loss, therefore there is no retrospective adjustment to previously reported net income per unit.